UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09625
                                                     ---------

                     The Kelmoore Strategy(R) Variable Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       2465 East Bayshore Road, Suite 300
                               Palo Alto, CA 94303
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


                      Shawn K. Young, President & Treasurer
                     The Kelmoore Strategy(R) Variable Trust
                       2465 East Bayshore Road, Suite 300
                               Palo Alto, CA 94303
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-486-3717
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

             Date of reporting period: July 1, 2005 - June 30, 2006
                                       ----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2005 TO JUNE 30, 2006


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09625
Reporting Period: 07/01/2005 - 06/30/2006
The Kelmoore Strategy Variable Trust





========================= KELMOORE VARIABLE EAGLE FUND =========================


ADOBE SYSTEMS INC.

Ticker:       ADBE           Security ID:  00724F101
Meeting Date: AUG 24, 2005   Meeting Type: Special
Record Date:  JUL 19, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Issue Shares in Connection with an        For       For        Management
      Acquisition
2     Adjourn Meeting                           For       For        Management

--------------------------------------------------------------------------------

AMERICAN INTERNATIONAL GROUP, INC.

Ticker:       AIG            Security ID:  026874107
Meeting Date: AUG 11, 2005   Meeting Type: Annual
Record Date:  JUN 24, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director M. Aidinoff                For       For        Management
1.2   Elect Director P. Chia                    For       For        Management
1.3   Elect Director M. Cohen                   For       Against    Management
1.4   Elect Director W. Cohen                   For       For        Management
1.5   Elect Director M. Feldstein               For       For        Management
1.6   Elect Director E. Futter                  For       For        Management
1.7   Elect Director S. Hammerman               For       For        Management
1.8   Elect Director C. Hills                   For       For        Management
1.9   Elect Director R. Holbrooke               For       For        Management
1.10  Elect Director D. Kanak                   For       For        Management
1.11  Elect Director G. Miles, Jr               For       For        Management
1.12  Elect Director M. Offit                   For       For        Management
1.13  Elect Director M. Sullivan                For       For        Management
1.14  Elect Director E. Tse                     For       For        Management
1.15  Elect Director F. Zarb                    For       For        Management
2     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

DELL INC.

Ticker:       DELL           Security ID:  24702R101
Meeting Date: JUL 15, 2005   Meeting Type: Annual
Record Date:  MAY 20, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Donald J. Carty            For       For        Management
1.2   Elect Director Michael S. Dell            For       For        Management
1.3   Elect Director William H. Gray, III       For       For        Management
1.4   Elect Director Judy C. Lewent             For       For        Management
1.5   Elect Director Thomas W. Luce, III        For       For        Management
1.6   Elect Director Klaus S. Luft              For       For        Management
1.7   Elect Director Alex J. Mandl              For       For        Management
1.8   Elect Director Michael A. Miles           For       For        Management
1.9   Elect Director Samuel A. Nunn, Jr.        For       For        Management
1.10  Elect Director Kevin B. Rollins           For       For        Management
2     Ratify Auditors                           For       For        Management
3     Require a Majority Vote for the Election  Against   For        Shareholder
      of Directors
4     Expense Stock Options                     Against   For        Shareholder

--------------------------------------------------------------------------------

ELECTRONIC ARTS INC.

Ticker:       ERTS           Security ID:  285512109
Meeting Date: JUL 28, 2005   Meeting Type: Annual
Record Date:  JUN 6, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director M. Richard Asher          For       For        Management
1.2   Elect  Director Leonard S. Coleman        For       For        Management
1.3   Elect  Director Gary M. Kusin             For       For        Management
1.4   Elect  Director Gregory B. Maffei         For       For        Management
1.5   Elect  Director Timothy Mott              For       Withhold   Management
1.6   Elect  Director Vivek Paul                For       For        Management
1.7   Elect  Director Robert W. Pittman         For       For        Management
1.8   Elect  Director Lawrence F. Probst III    For       For        Management
1.9   Elect  Director Linda J. Srere            For       For        Management
2     Amend Omnibus Stock Plan                  For       For        Management
3     Amend Qualified Employee Stock Purchase   For       For        Management
      Plan
4     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

IAC/INTERACTIVECORP.

Ticker:       IACI           Security ID:  44919P102
Meeting Date: JUL 19, 2005   Meeting Type: Annual
Record Date:  JUN 3, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Donald R. Keough          For       For        Management
1.2   Elect  Director Bryan Lourd               For       For        Management
1.3   Elect  Director Gen H.N. Schwarzkopf      For       For        Management
1.4   Elect Director Edgar Bronfman, Jr.        For       For        Management
1.5   Elect Director Barry Diller               For       Withhold   Management
1.6   Elect Director Victor A. Kaufman          For       Withhold   Management
1.7   Elect Director Marie-Josee Kravis         For       For        Management
1.8   Elect Director Steven Rattner             For       For        Management
1.9   Elect Director Alan G. Spoon              For       For        Management
1.10  Elect Director Diane Von Furstenberg      For       Withhold   Management
2     Approve Spin-Off Agreement                For       For        Management
3     Approve Reverse Stock Split               For       For        Management
4     Approve Director & Officer                For       For        Management
      Indemnification/Liability Provisions
5     Amend Articles--Removal of Directors      For       For        Management
6     Approve Omnibus Stock Plan                For       Against    Management
7     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

ORACLE CORP.

Ticker:       ORCL           Security ID:  68389X105
Meeting Date: OCT 10, 2005   Meeting Type: Annual
Record Date:  AUG 15, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Jeffrey O. Henley          For       For        Management
1.2   Elect Director Lawrence J. Ellison        For       For        Management
1.3   Elect Director Donald L. Lucas            For       For        Management
1.4   Elect Director Michael J. Boskin          For       For        Management
1.5   Elect Director Jack F. Kemp               For       For        Management
1.6   Elect Director Jeffrey S. Berg            For       For        Management
1.7   Elect Director Safra A. Catz              For       For        Management
1.8   Elect Director Hector Garcia-Molina       For       For        Management
1.9   Elect Director Joseph A. Grundfest        For       For        Management
1.10  Elect Director H. Raymond Bingham         For       Withhold   Management
1.11  Elect Director Charles E. Phillips, Jr.   For       For        Management
2     Approve Executive Incentive Bonus Plan    For       For        Management
3     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

SYMANTEC CORP.

Ticker:       SYMC           Security ID:  871503108
Meeting Date: SEP 16, 2005   Meeting Type: Annual
Record Date:  JUL 25, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Gary L. Bloom              For       For        Management
1.2   Elect Director Michael Brown              For       For        Management
1.3   Elect Director William T. Coleman         For       For        Management
1.4   Elect Director David L. Mahoney           For       For        Management
1.5   Elect Director Robert S. Miller           For       Withhold   Management
1.6   Elect Director George Reyes               For       For        Management
1.7   Elect Director David Roux                 For       For        Management
1.8   Elect Director Daniel H. Schulman         For       For        Management
1.9   Elect Director John W. Thompson           For       For        Management
1.10  Elect Director V. Paul Unruh              For       For        Management
2     Ratify Auditors                           For       For        Management



============================ KELMOORE VARIABLE FUND ============================


AMERICAN INTERNATIONAL GROUP, INC.

Ticker:       AIG            Security ID:  026874107
Meeting Date: AUG 11, 2005   Meeting Type: Annual
Record Date:  JUN 24, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director M. Aidinoff                For       For        Management
1.2   Elect Director P. Chia                    For       For        Management
1.3   Elect Director M. Cohen                   For       Against    Management
1.4   Elect Director W. Cohen                   For       For        Management
1.5   Elect Director M. Feldstein               For       For        Management
1.6   Elect Director E. Futter                  For       For        Management
1.7   Elect Director S. Hammerman               For       For        Management
1.8   Elect Director C. Hills                   For       For        Management
1.9   Elect Director R. Holbrooke               For       For        Management
1.10  Elect Director D. Kanak                   For       For        Management
1.11  Elect Director G. Miles, Jr               For       For        Management
1.12  Elect Director M. Offit                   For       For        Management
1.13  Elect Director M. Sullivan                For       For        Management
1.14  Elect Director E. Tse                     For       For        Management
1.15  Elect Director F. Zarb                    For       For        Management
2     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

DELL INC.

Ticker:       DELL           Security ID:  24702R101
Meeting Date: JUL 15, 2005   Meeting Type: Annual
Record Date:  MAY 20, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Donald J. Carty            For       For        Management
1.2   Elect Director Michael S. Dell            For       For        Management
1.3   Elect Director William H. Gray, III       For       For        Management
1.4   Elect Director Judy C. Lewent             For       For        Management
1.5   Elect Director Thomas W. Luce, III        For       For        Management
1.6   Elect Director Klaus S. Luft              For       For        Management
1.7   Elect Director Alex J. Mandl              For       For        Management
1.8   Elect Director Michael A. Miles           For       For        Management
1.9   Elect Director Samuel A. Nunn, Jr.        For       For        Management
1.10  Elect Director Kevin B. Rollins           For       For        Management
2     Ratify Auditors                           For       For        Management
3     Require a Majority Vote for the Election  Against   For        Shareholder
      of Directors
4     Expense Stock Options                     Against   For        Shareholder

--------------------------------------------------------------------------------

J. M. SMUCKER CO., THE

Ticker:       SJM            Security ID:  832696405
Meeting Date: AUG 19, 2005   Meeting Type: Annual
Record Date:  JUN 20, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Vincent C. Byrd           For       For        Management
1.2   Elect  Director R. Douglas Cowan          For       For        Management
1.3   Elect  Director Elizabeth Valk Long       For       For        Management
2     Ratify Auditors                           For       For        Management
3     Adjourn Meeting                           For       Against    Management

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant          The Kelmoore Strategy(R) Variable Trust
           -------------------------------------------------------------------


By (Signature and Title)   /s/ Shawn K. Young
                           ---------------------------------------------------
                           Shawn K. Young, President & Treasurer
                           (Principal Executive Officer)

Date                August 28, 2006
     -------------------------------------------------------------------------